FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS

NOTE 8 – FAIR VALUE MEASUREMENTS

The accounting guidance for fair value establishes a framework for measuring fair value that uses a three-level valuation hierarchy for disclosure of fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability at the measurement date. The three levels are defined as follows:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

•	Level 3 – Unobservable inputs in which little or no market activity exists, requiring an entity to develop its own assumptions that market participants would use to value the asset or liability.

The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

	Fair Value Measurement as of December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$24,240	$—	$24,240	$—

Total assets	$24,240	$—	$24,240	$—

Liabilities:
Forward exchange contracts	$11	$—	$11	$—
Warrant liability	6,625	6,625	—	—
Interest rate swaps	1,930	—	1,930	—

Total liabilities	$8,566	$6,625	$1,941	$—

The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Fair Value Measurement as of December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets:
Forward exchange contracts	$1,145	$—	$1,145	$—

Total assets	$1,145	$—	$1,145	$—

Liabilities:
Interest rate swaps	$1,984	$—	$1,984	$—

Total liabilities	$1,984	$—	$1,984	$—

The fair value of the short-term investments is based on historical trading prices, or model-driven valuations which are observable in the market or can be derived principally from or corroborated by observable market data. The fair value of forward exchange contracts is based on the differential between the contract price and the foreign currency exchange rate as of the balance sheet date. The fair value of the warrant liability is based on the quoted public market price of the warrants as of the balance sheet date. The fair value of interest rate swaps is measured using quotes obtained from a financial institution for similar financial instruments.

There were no transfers between levels within the fair value hierarchy during the years ended December 31, 2017 and 2016.

Cash and cash equivalents, accounts receivable, deposits, accounts payable and accrued expenses are carried at cost, which approximates fair value given their short-term nature. The carrying values of EIP receivables approximate fair value as the receivables are recorded at their present value, net of unamortized imputed interest and allowance for doubtful accounts.

The estimated fair value of the Company’s debt, including current maturities, was based on Level 2 inputs, being market quotes or values for similar instruments, and interest rates currently available to the Company for the issuance of debt with similar terms and remaining maturities as a discount rate for the remaining principal payments. The carrying amounts and estimated fair values of our total debt as of December 31, 2017 and 2016 were as follows:

	As of December 31, 2017	As of December 31, 2016
Carrying amount, excluding unamortized discount and deferred financing costs	$517,641	$609,644
Fair value	$519,764	$616,168

For fiscal year 2017 and 2016, we did not record any material other-than-temporary impairments on financial assets and liabilities required to be measured at fair value on a nonrecurring basis.